SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs were related to the warrant liabilities		$ 1,442,918		$ 1,442,918
Transaction costs incurred in connection with IPO	$ 0		$ (86,544)	$ (86,544)
Number of shares excluded from the calculation of income per share because their inclusion would be anti-dilutive		9,870,000		9,870,000
Cash, FDIC Insured Amount				$ 250,000
Cash		$ 29,502		$ 724,410